ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, ¥ in Thousands, ¥ in Millions								12 Months Ended
	Nov. 28, 2020 USD ($)	Nov. 28, 2020 JPY (¥)	Jan. 15, 2020 USD ($)	Jan. 15, 2020 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)	Dec. 18, 2017 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥)	Nov. 27, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Jan. 15, 2020 CNY (¥)	Feb. 05, 2019 USD ($)	Dec. 14, 2018 USD ($)	Dec. 14, 2018 CNY (¥)	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Apr. 26, 2017 shares	Jan. 09, 2017	Nov. 24, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								29,624,814			25,913,631							15,000,000
Assets								$ 93,845,408			$ 63,551,261
Liabilities								28,943,003			$ 12,043,333
Gain (Loss) on Disposition of Business								5,162
Long Kai (Shenzheng) Industrial Co Ltd [Member] | Share Purchase Agreement [Member] | RMB [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Consideration Transferred | ¥						¥ 71,000
Dogness Intelligence Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Banking Regulation, Total Capital, Actual																$ 12,400,000
Dogness Intelligence Technology Co Ltd [Member] | RMB [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Banking Regulation, Total Capital, Actual | ¥																	¥ 80,000
Dogness Japan Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Consideration Transferred	$ 31,092
[custom:DescriptionOnDisposition]	Immediate before the disposition, Dogness Japan’s total assets were $91,625, accounting for only 0.1% of the Company’s consolidated total assets; and total liabilities were approximately $32,144, accounting for only 0.1% of the Company’s consolidated total liabilities.	Immediate before the disposition, Dogness Japan’s total assets were $91,625, accounting for only 0.1% of the Company’s consolidated total assets; and total liabilities were approximately $32,144, accounting for only 0.1% of the Company’s consolidated total liabilities.
Assets										$ 91,625
Liabilities										$ 32,144
Dogness Japan Co Ltd [Member] | JPY [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Consideration Transferred | ¥		¥ 3.2
Dongguan Jiasheng [Member] | Dongguan Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																				100.00%
Dongguan Jiasheng [Member] | Dogness Intelligence Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																58.00%	58.00%
HK Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																				100.00%
Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																			100.00%
Dogness Intelligence Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																			100.00%
Dogness Intelligence Technology Co Ltd [Member] | TwoUnrelated Entities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																42.00%	42.00%
Zhangzhou Meijia Metal Product Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage					100.00%	100.00%
Business Combination, Consideration Transferred					$ 11,000,000.0			$ 18,400,000
Zhangzhou Meijia Metal Product Co Ltd [Member] | RMB [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Consideration Transferred | ¥						¥ 71,000			¥ 118,500
Zhangzhou Meijia Metal Product Co Ltd [Member] | Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition Cost Ratio					100.00%	100.00%
Business Combination, Consideration Transferred					$ 11,000,000.0
Dogness Japan Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage	51.00%	51.00%											51.00%
Investments													$ 142,000
Dogness Japan Co Ltd [Member] | Unrelated Individual [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage													49.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Mr Silong Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage			51.20%									51.20%
Business Combination, Consideration Transferred			$ 790,000
Banking Regulation, Total Capital, Actual			$ 760,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Two Third Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage			48.80%									48.80%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | RMB [Member] | Mr Silong Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Consideration Transferred | ¥				¥ 5,120
Banking Regulation, Total Capital, Actual | ¥												¥ 4,880
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								9,069,000			9,069,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								20,555,814			16,844,631
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued under public offering | shares							10,913,631
Shares issued, price per share | $ / shares							$ 5.00
Proceeds from issuance or sale of equity							$ 54,600,000
Proceeds from issuance of common stock							$ 50,200,000
Ms. Yunhao Chen, the Chief Financial Officer of the Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, state country name								British Virgin Islands	British Virgin Islands
Entity incorporation, date of incorporation								Jul. 11, 2016	Jul. 11, 2016
Shareholder [Member] | Dongguan Jiasheng [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																			100.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation								Dec. 14, 2018	Dec. 14, 2018
Banking Regulation, Total Capital, Actual														$ 1,500,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | RMB [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Banking Regulation, Total Capital, Actual | ¥															¥ 10,000